Note 5 - Vessels, Net - Summary of Vessels (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Book Value	$ 203,528,116
- Depreciation for the year	(13,877,730)	$ (10,966,621)	$ (10,757,177)
Net Book Value	185,465,570	203,528,116
Vessels [Member]
Costs	250,841,629	185,368,915
Accumulated Depreciation	(47,313,513)	(36,346,892)
Net Book Value	203,528,116	149,022,023
- Depreciation for the year	(13,877,730)	(10,966,621)
- Vessel acquisitions and improvements	1,339,053	65,472,714
- Vessel held for sale	(5,231,397)
- Vessel held for sale, depreciation	2,504,133
- Vessel held for sale, net	(2,727,264)
- Impairment loss	(7,072,940)
- Impairment loss, depreciation	4,276,335
- Impairment loss, net	(2,796,605)
Costs	239,876,345	250,841,629	185,368,915
Accumulated Depreciation	(54,410,775)	(47,313,513)	(36,346,892)
Net Book Value	$ 185,465,570	$ 203,528,116	$ 149,022,023